Additional Information Regarding Profit or Loss Items - Schedule of Additional Information Regarding Profit or Loss Items (Details) - Additional Information Regarding Profit or Loss Items [Member] - USD ($)
$ in Thousands
		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Revenue		$ 9,094	$ 7,633	$ 7,264
Revenues from key customers		5,429	3,467	4,532
Trade receivables balance from key customers		1,013	2,061	2,137
Revenue by product group		9,094	7,633	7,264
Cost of revenue		5,290	4,464	4,836
Research and development expenses	[1]	577	1,048	439
Selling and marketing expenses	[2]	1,367	3,170	672
General and administrative expenses	[3]	3,325	1,732	837
Capital loss		5
Finance expenses		124	104	123
Finance income		127	67	1,443
In-Ear Headset systems [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Revenue by product group		4,945	4,532	6,038
SST Headset systems [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Revenue by product group		3,818	2,713	749
Other [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Revenue by product group		331	388	477
Customer 1 [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Revenues from key customers		4,097	2,559	516
Trade receivables balance from key customers		648	1,592	39
Customer 2 [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Revenues from key customers		1,332	908	4,016
Trade receivables balance from key customers		365	469	2,098
Israel [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Revenue		6,814	4,947	5,423
Europe [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Revenue		240	423	146
Asia [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Revenue		1,198	1,072	127
USA [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Revenue		841	1,070	1,477
Other [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Revenue		1	121	91
Salaries and related expenses [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Cost of revenue	[4]	1,190	1,139	648
Research and development expenses	[1]	518	980	311
Selling and marketing expenses	[2]	1,116	2,969	537
General and administrative expenses	[3]	1,121	1,400	529
Purchases [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Cost of revenue		4,452	3,164	4,667
Research and development expenses	[1]	8	3	6
Depreciation and amortization [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Cost of revenue		64	61	55
Research and development expenses	[1]	14	19	9
Selling and marketing expenses	[2]	11	25	23
General and administrative expenses	[3]	52	26	10
Decrease (increase) in inventory [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Finance expenses		(633)	(49)	(686)
Other [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Cost of revenue		217	149	152
Research and development expenses	[1]	31	31	22
Selling and marketing expenses	[2]	121	130	74
General and administrative expenses	[3]	248	118	136
Finance expenses		29	18	57
Finance income		15
Professional consulting [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Research and development expenses	[1]	6	15	91
Exhibitions and advertising [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Selling and marketing expenses	[2]	119	46	38
Professional services [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
General and administrative expenses	[3]	1,799	131	102
Rent and maintenance [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
General and administrative expenses	[3]	105	57	60
Capital loss [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Capital loss		5
In respect of lease liabilities [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Finance expenses		34	12	10
In respect of credit from related parties [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Finance expenses
In respect of credit from banking corporations [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Finance expenses		14	9	34
In respect of credit from others [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Finance expenses
Revaluation of a SAFE [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Finance expenses		47	53	22
Revaluation of a liability in respect of a warrants [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Finance expenses			12
Finance income				1,237
Securities income [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Finance income		81
Exchange rate differentials [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Finance income		$ 31	$ 67	$ 206

[1]	Includes share-based compensation of $160 in 2024 and $541 in 2023.
[2]	Includes share-based compensation of $284 in 2024 and $2,467 in 2023.
[3]	Includes share-based compensation of $279 in 2024 and $807 in 2023.
[4]	Includes share-based compensation of $137 in 2024 and $421 in 2023.